WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.9%
Education - 5.8%
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College, Refunding	5.000%	11/1/47	$2,000,000	$2,349,660
Pennsylvania State Higher EFA Revenue:
La Salle University	5.000%	5/1/29	1,500,000	1,538,565
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,000,000	1,211,730
Philadelphia, PA, Authority for IDR, Performing Arts Charter School Project	6.000%	6/15/23	430,000	431,002	(a)
Philadelphia, PA, Authority for IDR Revenue, Discovery Charter School Project	5.875%	4/1/32	450,000	459,414
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,803,850

Total Education				9,794,221

Health Care - 19.1%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/24	1,000,000	1,191,220
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/26	2,250,000	2,837,632
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	513,120
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	612,198
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	597,580
St. Luke’s University Health Network	4.000%	8/15/34	785,000	882,630
St. Luke’s University Health Network	4.000%	8/15/35	500,000	559,895
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/29	645,000	681,404
Diakon Lutheran Social Ministries Project	5.000%	1/1/39	2,000,000	2,121,960
Penn State Health, Series 2019	4.000%	11/1/36	1,200,000	1,368,972
Lancaster County, PA, Hospital Authority Revenue, Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	3,000,000	2,957,880
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,120,470

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	7/1/41	$1,000,000	$1,149,690
Montgomery County, PA, IDA, Retirement Communities Revenue:
Acts Retirement-Life Communities	5.000%	11/15/24	3,250,000	3,452,020
Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,000,000	1,154,090	(b)
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/47	3,500,000	4,136,860
UPMC, Series E	5.000%	5/15/31	4,738,000	4,750,935
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	2,218,925

Total Health Care				32,307,481

Industrial Revenue - 1.0%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,216,320
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	500,000	512,760	(c)(d)(e)

Total Industrial Revenue				1,729,080

Leasing - 2.5%
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue	5.000%	5/1/37	2,000,000	2,326,500
Lease Revenue, Refunding	5.000%	10/1/30	500,000	623,900
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	250,000	299,210
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	889,125

Total Leasing				4,138,735

Local General Obligation - 14.1%
Armstrong, PA, School District, GO:
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/36	1,075,000	1,269,231
Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/37	1,000,000	1,176,520

See Notes to Schedule of Investments.

2	Western Asset Pennsylvania Municipals Fund 2020 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Dover, PA, Area School District, GO:
BAM, State Aid Withholding, Refunding	5.000%	4/1/36	$1,000,000	$1,206,240
BAM, State Aid Withholding, Refunding	5.000%	4/1/37	875,000	1,051,155
BAM, State Aid Withholding, Refunding	5.000%	4/1/38	1,000,000	1,195,210
BAM, State Aid Withholding, Refunding	5.000%	4/1/39	575,000	684,446
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	4,000,000	4,400,520
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	5,000,000	5,996,550
North Allegheny, PA, School District, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	1,148,190
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,870,125
Wilkes-Barre Area School District, PA, GO, BAM, State Aid Withholding, Refunding	4.000%	4/15/49	2,250,000	2,550,442
York County, PA, GO, Refunding	5.000%	3/1/36	1,000,000	1,248,380

Total Local General Obligation				23,797,009

Power - 3.0%
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance, Refunding	5.000%	8/1/31	1,250,000	1,439,838
1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,857,625
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	300,000	209,250	*(f)
Series A	5.050%	7/1/42	70,000	48,825	*(f)
Series XX	5.250%	7/1/40	630,000	441,000	*(f)

Total Power				4,996,538

Pre-Refunded/Escrowed to Maturity - 11.6%
Montgomery County, PA, IDA, Health Facilities Revenue, Jefferson Health System, Series A	5.000%	10/1/41	6,000,000	6,496,560	(g)
Pennsylvania State Higher EFA Revenue:
Drexel University, Series A	5.000%	5/1/31	6,410,000	6,661,336	(g)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,121,940	(g)
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series B	5.250%	12/1/41	1,520,000	1,627,419	(g)
Subordinated, Series B	5.250%	12/1/41	2,480,000	2,647,946	(g)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East, Series A	5.000%	11/15/40	85,000	86,448	(g)

Total Pre-Refunded/Escrowed to Maturity				19,641,649

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 3.0%
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	$2,000,000	$2,333,480
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	200,000	164,860
CAB, Restructured, Series A-1	0.000%	7/1/51	1,850,000	377,844
Restructured, Series A-1	4.550%	7/1/40	50,000	51,100
Restructured, Series A-1	5.000%	7/1/58	425,000	445,421
Restructured, Series A-2	4.329%	7/1/40	330,000	332,353
Restructured, Series A-2A	4.550%	7/1/40	680,000	694,960
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	150,000	142,392
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	385,000	354,061
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	143,849
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	100,000	95,948

Total Special Tax Obligation				5,136,268

Transportation - 15.8%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Refunding, Port District Project	5.000%	1/1/25	2,215,000	2,317,820
Delaware River, PA & NJ, Joint Toll Bridge Commission Revenue, Bridge System Revenue Bonds	5.000%	7/1/42	2,000,000	2,437,880
Delaware River, PA & NJ, Port Authority Revenue, Series A	5.000%	1/1/36	3,000,000	3,707,850
Delaware River, PA, Joint Toll Bridge Commission, Bridge System Revenue, Series B, Refunding	5.000%	7/1/31	1,350,000	1,786,779	(h)
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/43	3,000,000	3,597,720
Subordinated, Series B, Refunding	5.000%	6/1/39	2,250,000	2,572,695
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,701,808	(c)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,439,020	(c)

See Notes to Schedule of Investments.

4	Western Asset Pennsylvania Municipals Fund 2020 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority:
Parking System Revenue	5.000%	12/15/33	$615,000	$760,208
Parking System Revenue	5.000%	12/15/34	1,000,000	1,230,040
Parking System Revenue	5.000%	12/15/36	1,000,000	1,216,130

Total Transportation				26,767,950

Water & Sewer - 17.0%
Capital Region Water, PA, Water Revenue, Series A, BAM, Refunding	5.000%	7/15/29	250,000	308,068
Delaware County, PA, Regional Water Quality Control Authority Revenue	5.000%	11/1/46	5,000,000	6,017,550
Erie City, Erie County, PA, Water Authority, Water Revenue:
Refunding	5.000%	12/1/43	2,250,000	2,695,927
Series D, BAM, Refunding	5.000%	12/1/31	1,300,000	1,714,466
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	4,084,274
Series A	5.000%	7/1/45	2,000,000	2,253,400
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	825,000	843,563
Westmoreland County, PA, Municipal Authority Revenue:
Capital Appreciation, Series B, AGM	0.000%	8/15/30	8,830,000	7,436,449
Refunding, BAM	5.000%	8/15/42	3,000,000	3,450,210

Total Water & Sewer				28,803,907

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $147,347,453)				157,112,838

SHORT-TERM INVESTMENTS - 6.9%
MUNICIPAL BONDS - 6.9%
Health Care - 5.2%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, LOC - TD Bank N.A.	0.110%	11/1/38	4,700,000	4,700,000	(i)(j)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.110%	12/1/39	1,000,000	1,000,000	(i)(j)

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2020 Quarterly Report	5

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.130%	8/1/34	$2,100,000	$2,100,000	(i)(j)
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen-Thueringen	0.110%	2/15/31	900,000	900,000	(i)(j)

Total Health Care				8,700,000

Housing - 0.7%
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	0.140%	11/1/46	1,000,000	1,000,000	(i)(j)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.160%	5/1/41	200,000	200,000	(c)(i)(j)

Total Housing				1,200,000

Other - 0.2%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	0.110%	3/1/48	400,000	400,000	(i)(j)

Transportation - 0.5%
Triborough Bridge & Tunnel Authority, NY, Revenue:
Series F, Refunding, LOC - Citibank N.A.	0.090%	11/1/32	200,000	200,000	(i)(j)
Subseries B-2, Refunding, LOC - Citibank N.A.	0.090%	1/1/32	650,000	650,000	(i)(j)

Total Transportation				850,000

Water & Sewer - 0.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, SPA - Bank of America N.A.	0.110%	6/15/33	450,000	450,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,600,000)				11,600,000

TOTAL INVESTMENTS - 99.8% (Cost - $158,947,453)				168,712,838
Other Assets in Excess of Liabilities - 0.2%				314,084

TOTAL NET ASSETS - 100.0%				$169,026,922

See Notes to Schedule of Investments.

6	Western Asset Pennsylvania Municipals Fund 2020 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	The coupon payment on these securities is currently in default as of June 30, 2020.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
EFA	— Educational Facilities Authority
GO	— General Obligation
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
UPMC	— University of Pittsburgh Medical Center

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2020 Quarterly Report	7

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	1	9/20	$217,217	$218,156	$(939)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset Pennsylvania Municipals Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

9

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$157,112,838	—	$157,112,838
Short-Term Investments†	—	11,600,000	—	11,600,000

Total Investments	—	$168,712,838	—	$168,712,838

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$939	—	—	$939

†	See Schedule of Investments for additional detailed categorizations.

11